Notes to the cash flow statements - Cash and balances with central banks, Businesses disposed, and restricted cash (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Cash and balances with central banks
Cash and cash at bank	$ 9,320	$ 13,852
Exchange settlement accounts	56,036	88,371
Regulatory deposits with central banks	311	299
Total cash and balances with central banks	65,667	102,522
Restricted cash
Restricted cash included in cash and balances with central banks	311	299
Parent Entity
Cash and balances with central banks
Cash and cash at bank	8,961	13,490
Exchange settlement accounts	49,276	79,810
Regulatory deposits with central banks	163	166
Total cash and balances with central banks	58,400	93,466
Restricted cash
Restricted cash included in cash and balances with central banks	$ 164	$ 166